RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12   RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has major transactions with:

(1)	Chuanbang Business Consulting (Beijing) Co., Ltd. (“Chuanbang”), a company wholly owned by Mr. Shaoyun Han (“Mr. Han”), the founder, chairman of the Company’s board of directors and former chief executive officer of the Company.
(2)	Xi’an Beilin District Bolton vocational skill training school (“Bolton School”), a company controlled by Mr. Han’s brother-in-law.
(3)	Ningxia Tarena Technology Co., Ltd (“Ningxia Company”), a company wholly owned by Ms.Han Liping, a sister of Mr. Han.
(4)	Beijing Huimoer Technology Co., Ltd (“Beijing Huimoer”), a company provides IT consulting services and programming, which is 20% owned by the Company since January 2018.

12   RELATED PARTY TRANSACTIONS (CONTINUED)

(5)	Ms. Han Lijuan, a sister of Mr. Han.
(6)	Anyue School (Beijing) Education Technology Co., Ltd(“An Yue”) is a company for provide educational degree improvement service, and cooperates with Beijing Tarena, which provides students and temporary collects tuition fees on its behalf. Beijing Tarena recommends AnYue’s services through its own sales channel, and will not charge intermediary fees. An Yue is 19% owned by Beijing Tarena since July 2022.

The Company mainly had the following balances and transactions with related parties:

Related party balances

		December 31,
		2021	2022
		RMB	RMB
Amounts due from related parties
Ningxia Company	(i)	202	251
Others		637	447
Total		839	698

Notes:

(i)	The balance resulted from the franchise service income.

Related party transactions

The major related party transactions for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

		Year Ended December 31,
		2020	2021	2022
		RMB	RMB	RMB
Cash collection service expense to Chuanbang	(a)	79	39	—
Franchise income from Bolton School		518	462	453
Franchise, training and consulting service income from Ningxia Company		(11)	—	—
Training service expense to Bolton School		305	811	429
Technical consulting service expenses and labor expenses to Beijing Huimoer		148	—	—
Interest income from loan to Ms. Han Lijuan		81	—	—
Cash collection on behalf of An Yue		—	—	1,225

Notes:

(a)	Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~20% of the amount collected.